Annual Total Returns- JPMorgan Value Advantage Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Value Advantage Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.11%	18.32%	31.59%	13.30%	(4.73%)	16.49%	13.67%	(9.42%)	26.72%	(2.02%)